Commitments - Future acquisition of aircraft (Details) R$ in Millions	Mar. 31, 2018 BRL (R$) aircraft	Dec. 31, 2017 BRL (R$) aircraft
Commitments
Purchase commitments for acquisition of aircraft, number | aircraft	73	73
Commitments for the acquisition of aircraft on future payments	R$ 15,547.7	R$ 15,473.8
1 to 5 years
Commitments
Commitments for the acquisition of aircraft on future payments	12,396.4	11,769.2
Later than five years
Commitments
Commitments for the acquisition of aircraft on future payments	R$ 3,151.3	R$ 3,704.6